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                              AMERICAN AADVANTAGE FUNDS

                           SUPPLEMENT DATED MARCH 18, 1996
                          TO PROSPECTUS DATED MARCH 1, 1996

     Illinois


              The American AAdvantage Municipal Money Market Fund (Institutional Class) and the American AAdvantage U.S. Treasury Money Market Fund (Institutional Class) are not currently offered to Illinois residents unless they qualify as institutional investors or unless another exemption from registration under the Illinois Securities Act is available.
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